COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
21	COMMITMENTS AND CONTINGENCIES

(a)	Operating leases

The Group leases certain office premises under non-cancelable leases with terms that range from one to two years and are renewable subject to negotiation. Rental expense under operating leases for the years ended December 31, 2011, 2012 and 2013 was $455, $342 and $527, respectively.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2012 were $308 of which $261 and $47 are payable in the years ending December 31, 2013 and 2014, respectively.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2013 were $285 of which $258 and $27 are payable in the years ending December 31, 2014 and 2015, respectively.

(b)	Capital commitments

Capital commitments for purchase of property, plant and equipment as of December 31, 2012 and 2013 was $2 and $99, respectively.

(c)	Royalty fee commitments

The Group has entered into two royalty agreements for the use of certain technology knowhow ("Technology Knowhow") used in the Group's products.

Technology Knowhow A

Prior to 2011, the Group entered into an agreement with Technology Knowhow A provider allows the Group to have unlimited use of Technology Knowhow A with minimum quarterly royalty fee commitment of $50. In April 1, 2011, the Group early renewed its agreement, which the terms and conditions remained unchanged. The 2011 April new agreement is effective for period from April 1, 2011 to March 30, 2013.

No new agreement was signed in 2013 after 2011 Agreement ended and the Group ceased to use such Technology Knowhow thereafter.

.

Technology Knowhow B

In August 2011, the Group has entered into an agreement with Technology Knowhow B provider which allows the Group to have unlimited use of Technology Knowhow B with minimum quarterly royalty fee commitment of $94. The royalty fee is based on the total number of units shipped by the Company. The agreement is effective for period from September 8, 2011 to September 7, 2013. In December 2013, the Group revised the terms of the agreement and no minimum quarter royalty was required since then.

The Group's total royalty expenses paid for the use of all Technology Knowhow for the years ended December 31, 2011, 2012 and 2013 amounted to $715, $715 and $269, respectively. Royalty commitment for all Technology Knowhow as of December 31, 2012 and 2013 were $269 and nil respectively.